INCOME TAXES - Effective tax rate (Details) new	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
INCOME TAX
Federal income tax statutory rate	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			0.00%	0.00%
Meals and entertainment			0.00%	0.00%
Valuation allowance			(21.00%)	(21.00%)
Effective income tax rate			0.00%	0.00%